SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 15 – SUBSEQUENT EVENT

On July 3, 2026, MDJM Hong Kong was officially dissolved.

On July 15, 2026, the Board approved and adopted the Company’s 2026 Second Equity Incentive Plan (the “Plan”), effective immediately. The Plan reserves 200,000 Class A ordinary shares and 200,000 Class B ordinary shares for issuance, subject to adjustment in accordance with its terms. On the same date, the Board and the Compensation Committee approved awards of an aggregate of 400,000 ordinary shares under the Plan, consisting of 200,000 Class A ordinary shares and 200,000 Class B ordinary shares, to certain employees for services rendered. The awards included 200,000 Class B ordinary shares granted to Mr. Siping Xu, the Company’s Chief Executive Officer and Chairman.

On October 1, 2026, Nasdaq filed a Form 25 with the SEC to remove the Company’s Class A ordinary shares from listing and registration under Section 12(b) of the Exchange Act. The Class A ordinary shares are currently quoted on the OTCQB Venture Market under the ticker symbol “UOKAF.”